  NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Bond Fund
Nationwide Government Money Market Fund
Nationwide HighMark Bond Fund
Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide HighMark Short Term Bond Fund
Nationwide High Yield Bond Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Ziegler Wisconsin Tax Exempt Fund

Supplement dated March 13, 2017
to the Prospectus dated February 28, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Government Money Market Fund

Effective immediately:

1.	The table under the heading "Fees and Expenses" on page 13 of the Prospectus is hereby deleted and replaced with the following:

	Investor Shares	Service Class Shares	Class R6 Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	None	0.15%	None
Other Expenses	0.27%	0.27%	0.12%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.59%	0.74%	0.44%
1"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective March 9, 2017.

2.	The table under the heading "Example" on page 13 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Investor shares	$60	$189	$329	$738
Service Class shares	76	237	411	918
Class R6 shares	45	141	246	555

3.	The following information supplements the "Management Fees" section on page 66 of the Prospectus:

Beginning March 9, 2017, the Nationwide Government Money Market Fund pays NFA an annual management fee based on the rates listed in the table below, which are expressed as a percentage of the Fund's average daily net assets:

Fund	Assets	Management Fee
Nationwide Government Money Market Fund	Up to $1 billion; $1 billion and more but less than $2 billion; $2 billion and more but less than $5 billion; and $5 billion and more	0.30% 0.28% 0.26% 0.24%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE